Prepaid Expenses and Other Current Assets (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Prepaid Expenses and Other Current Assets [Abstract]
Schedule of Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets are comprised of the following as of March 31, 2026 and December 31, 2025:

	March 31, 2026	December 31, 2025
Prepaid materials and supplies	$4,772	$3,675
Prepaid professional services	92	154
Other prepaid expenses and current assets	3,309	2,400
Total	$8,173	$6,229
Prepaid expenses and other current assets are comprised of the following as of December 31, 2025:
2025
Deferred transaction costs	$1,806
Total	$1,806